Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 005
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
The ATI Retirement Plan (the Plan) is a defined contribution plan and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Plan’s sponsor is ATI Inc. (ATI, the Plan Sponsor, or the Company). Eligible participants in the Plan consist of employees with defined contribution benefits that are provided in accordance with collectively bargained labor agreements across all of ATI’s U.S. operations. The Plan is a multiple employer plan and includes represented employees of a 50% owned ATI joint venture, A&T Stainless. The following brief description of the Plan is provided for general information purposes only. Participants should refer to the summary plan description for more complete information regarding eligibility, vesting, contributions, and withdrawals.
The purpose of the Plan is to provide retirement benefits to eligible employees through company contributions, and to encourage employees to save for retirement by permitting eligible employees to defer a part of their compensation and contribute such deferrals to the Plan. Amounts up to 80% of a participant’s compensation, as defined in the Plan agreement, can be contributed by the participant in any combination of after-tax and before-tax contributions for each period, subject to limitations imposed by the Internal Revenue Code ($23,500 for calendar year 2025). Catch up contributions of $7,500 were available to participants 50 years or older in 2025. Catch up contributions of $11,250 were available to participants aged 60 to 63 in 2025. Participants are allowed to rollover existing qualified retirement funds into the Plan. The Plan allows participants to direct their contributions, and contributions made on their behalf, to any of the investment options offered by the Plan. Unless otherwise specified by the participant, contributions are invested in the Qualified Default Investment Alternative, which is the Vanguard Target Retirement Fund that most closely matches the participant’s 65th birthday year.
For certain employees in the Plan, qualifying employee contributions are matched by the respective employing companies that are affiliates of ATI based on various formulas including as a percentage of employee contributions, or as a flat dollar amount which can be based on years of service. The specific conditions, amounts and criteria governing eligibility for the various employer contributions are set forth in the Plan documents or individual bargaining agreements.
Participants are vested immediately in their contributions plus actual investment performance thereon. Many employees in the Plan are immediately vested in all Company contributions. For certain employees, vesting in the Company’s contributions varies based on employee group classification and/or years of service not to exceed 6 years. Participant forfeitures are used to reduce future employer contributions or in the absence of such contributions, are distributed equally to certain Plan participants.
Separate accounts are maintained by the Plan Sponsor for each participating employee. Participants may make “in-service” and hardship withdrawals as outlined in the plan document. After age 59 1/2, a participant may withdraw the vested portion of their account.
Payments of benefits are available by request upon termination due to retirement, disability, death, or other voluntary or involuntary termination of employment. Distributions can be made in the form of a lump sum or installments.

A participant can borrow the lesser of $50,000 or 50% of their account balances minus any outstanding loans. The loan amounts are further limited to a minimum of $500 and a maximum of $50,000, and an employee can obtain no more than three loans at one time. Loans are repayable through payroll deductions over periods ranging up to 60 months for general purpose loans and up to 180 months for residential loans. The interest rate is determined at the issuance of the loans and is fixed over the life of the note.
All expenses incurred in the administration of the Plan, including those charged by the Plan’s trustees are paid by the Plan, except as paid for or reimbursed by the Company. Through June 30, 2024, Benefit Trust Company was the Plan's trustee for the Company stock fund and the Plan’s trustee for all other Plan assets was AON Trust Company. Effective July 1, 2024, the Plan’s trustee for all Plan assets is Empower Trust Company.